Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Provision for contingencies civil and labor

	December 31, 2021	December 31, 2020

Civil	33,343	23,238
Labor	18,387	13,598
	51,730	36,836
Labor Deposits	(10,167)	(8,032)
	(10,167)	(8,032)
	41,563	28,804
Current	27,653	17,063
Non-Current	13,910	11,741